INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The Company’s provision for (benefit from) income taxes is as follows:

Fiscal Year Ended March 31,
	2024	2023
Current:
Federal	$-	$-
State and local	-	-
Foreign	-	-
Total current	-	-
Deferred:
Federal	-	-
State and local	-	-
Foreign	-	-
Total deferred	-	-
Total consolidated income tax benefit	$-	$-

SCHEDULE OF INCOME TAX RATE RECONCILIATION RATE

Our consolidated effective income tax rate reconciliation is as follows:

	Fiscal Year Ended March 31,
	2024	2023
Federal statutory rate	21.0%	21.0%
State and local income taxes	-	-
Change in valuation allowance for NOL carry-forwards	(21.0)	(21.0)
Stock warrant transactions and other items	-	-
Effective income tax rate	-%	-%

SCHEDULE OF DEFERRED TAX ASSET LIABILITY

Our deferred tax asset (liability) is as follows:

	As of March 31,
Deferred tax assets:	2024	2023
Share-based compensation	$-	$928,525
Accruals and reserves not currently deductible	2	2
Impairment of investments and inventory	707,699	661,050
Other	99,294	215,542
Total deferred tax assets	806,995	1,805,119
Less: valuation allowance	(806,995)	(1,805,119)
Total deferred tax assets, net	$-	$-

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

A reconciliation of the Company’s unrecognized tax benefits for the years indicated is as follows:

	Fiscal Year Ended March 31,
	2024	2023
Balance at beginning of fiscal year	$925,786	$921,977
Additions for tax positions related to the current year		3,809
Balance at end of fiscal year	$925,786	$925,786

SCHEDULE OF INCOME TAX RETURNS SUBJECT TO EXAMINATION

The Company files consolidated federal income tax returns in the United States and files income tax returns in various state and foreign jurisdictions. As of March 31, 2024, the Company’s income tax returns for the following tax years remained subject to examination:

Tax Jurisdiction	Open Years
United States	2018 – 2023
Republic of Korea	2023
Other Countries	N/A